Revenues - Summary of Credits, Contract Assets and Contract Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue [abstract]
Current credits for contracts included in Trade Receivables	$ 136,751	$ 98,832	$ 100,706
Current contract assets	1,360	871	203
Current contract liabilities	13,329	6,824	7,404
Noncurrent Credits for contracts included in Trade Receivables	11,942	15,505	6,785
Noncurrent Contract liabilities	$ 0	$ 0	$ 294